Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) USD-Barrel USD-Boe USD-Mcf	Dec. 31, 2020 MXN ($) USD-Barrel USD-Boe USD-Mcf	Dec. 31, 2019 MXN ($) USD-Barrel USD-Boe USD-Mcf
Disclosure of detailed information about property, plant and equipment [line items]
Revenues from sale of oil and gas	$ 944,008,383	$ 558,051,547	$ 762,102,939
Hydrocarbon duties	306,827,282	154,609,136	343,242,436
Production costs (excluding taxes)	310,389,017	257,571,641	275,090,795
Other costs and expenses	35,671,317	(7,024,695)	(6,910,321)
Exploration expenses	37,006,392	31,868,857	90,258,519
Depreciation, depletion, amortization and accretion	62,569,917	845,380	222,651,461
Total production costs	752,463,925	437,870,319	924,332,890
Results of operations for oil and gas producing activities	$ 191,544,458	$ 120,181,228	$ (162,229,951)
Oil Equivalent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Boe	52.22	27.86	43.52
Crude oil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Barrel	66.06	35.47	57.13
Natural gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | USD-Mcf	5.16	2.54	3.55